Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2019
Consolidated Statements of Operations
Consolidated Statements of Operations

Note 19.Consolidated Statements of Operations

Revenue

The Group’s revenue comprised:

Years ended December 31:	2019	2018	2017
Merchant banking products and services	$101,013	$124,059	$249,581
Interest	1,057	676	973
Dividends	—	168	—
Gain on securities, net	931	3,856	—
Other, including medical and real estate sectors	10,266	10,992	23,481
Revenue	$113,267	$139,751	$274,035

The revenue of $101,013 from merchant banking products and services for the year ended December 31, 2019 comprised metals of $77,527, natural gas of $7,712, royalty revenue of $5,687, power and electricity of $4,075,  fees of $3,547 and food products of $2,465. Revenue from merchant banking products are generally recognized from contracts with customers.

The revenue of $124,059 from merchant banking products and services for the year ended December 31, 2018 comprised metals of $107,540, natural gas of $10,371, change in royalty revenue estimate of ($2,437), power and electricity of $4,254 and fees of $4,331. Revenue from merchant banking products are generally recognized from contracts with customers.

The revenue of $249,581 from merchant banking products and services for the year ended December 31, 2017 comprised metals of $143,572, plastics of $98, steel products of $23,898, minerals, chemicals and alloys of $57,768, natural gas of $8,931, royalties of $8,868, power and electricity of $4,215 and fees of $2,231.

The Group’s revenue includes the revenue of the metals processing acquisition from October 1, 2017. The metals processing was disposed of in September 2019. Another metal processing line which comprised two subsidiaries was disposed of in October 2019. See Note 2C(iv).

Effective January 31, 2017, the Group completed the sale of a non-core commodities trading subsidiary which focused on Latin America. Effective October 1, 2017, the Group disposed of certain subsidiaries, including certain commodities trading subsidiaries in Europe. In September 2018, the Group disposed of certain European subsidiaries which did not have significant business activities.

During the year ended December 31, 2018, the Group reclassified certain revenue related to its iron ore royalty interest to contract liabilities. This was accounted for as a change in accounting estimates under IAS 8 and, as a result, during the year ended December 31, 2018, the Group reversed $2,437 which was previously recognized as revenue in the year ended December 31, 2017 and classified the amount to contract liabilities. During the year ended December 31, 2019, those prepayments were applied to reduce the cash inflows from the royalty earned in 2019.

During the year ended December 31, 2017, the Group recognized $5,619 for the underpayment of resource property royalties from prior years, which was included in revenue from merchant banking products and services.

Expenses

The Group’s costs of sales and services comprised:

Years Ended December 31:	2019	2018	2017
Merchant banking products and services	$95,189	$119,552	$223,049
Market value (increase) decrease on commodity inventories	(160)	109	(400)
Write-down of inventories	1,822	—	—
(Gain) loss on derivative contracts, net	(122)	794	(1,934)
Loss on securities, net	—	—	619
(Gain) loss on dispositions of subsidiaries, net	(485)	(25,771)	10,219
Gains on settlements and derecognition of liabilities	(1,168)	(9,502)	(3,779)
Change in fair value of loan payable at FVTPL	979	167	—
Other, including medical and real estate sectors	2,264	9,188	11,889
Total costs of sales and services	$98,319	$94,537	$239,663

Credit losses, which were included in costs of sales and services in the years ended December 31, 2018 and 2017, were reclassified and shown separately on the current year’s consolidated statements of operations.

The Group's net gain on dispositions of subsidiaries comprised:

Years Ended December 31:	2,019	2,018	2,017
Net (liabilities) assets in excess of considerations received	$(485)	$(25,771)	$10,219
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	(1758)	672	(11306)
Gain on dispositions of subsidiaries, net (see Note 29)	$(2,243)	$(25,099)	$(1,087)

The Group included the following items in costs of sales and services:

Years ended December 31:	2019	2018	2017
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$72,414	$92,138	$206,644

The Group’s credit losses comprised:

Years ended December 31:	2019	2018	2017
Credit losses on loans and receivables and guarantees, net of recoveries	$13,398	$34,985	$23,923

The credit losses included losses of $6,087 on receivable due from a former consolidated entity in the year ended December 31, 2019 (2018: $9,957 and 2017: $8,585). The credit losses also included losses of $3,200 relating to the consideration from the sale of a subsidiary, which is no longer expected to be received, and $3,134 on certain corporate guarantees (see Notes 15 and 26) in the year ended December 31, 2019. The Group recognized credit losses from the write-offs of royalty income receivables of $nil,  $3,875 and $1,425 in the year ended December 31, 2019, 2018 and 2017, respectively. The credit losses were recognized on the financial assets that were credit-impaired at the reporting date.

The Group’s selling, general and administrative expenses comprised:

As at December 31:	2019	2018	2017
Compensation (wages and salaries)	$6,762	$10,305	$16,369
Legal and professional	5,050	4,469	8,860
Accounting	1,965	1,784	1,979
Consulting and fees	2,365	4,276	5,506
Depreciation and amortization	502	254	1,640
Office	874	1,026	1,797
Reimbursement of expenses (net of recovery)	749	(1,579)	(2,387)
Other	4,306	5,830	11,708
	$22,573	$26,365	$45,472

Additional information on the nature of costs and expenses

Years Ended December 31:	2019	2018	2017
Depreciation, amortization and depletion	$8,287	$5,712	$6,732
Employee benefits expenses*	13,727	18,403	21,016

*     Employee benefits expenses do not include the directors’ fees. For directors’ fees, see Note 26.

During the year ended December 31, 2018, certain of the Group’s subsidiaries entered into a court-approved settlement agreement related to proceedings respecting the insolvent estate of certain of our former hydrocarbon subsidiaries. As a result of the settlement, the Group incurred a non-cash charge of $5,600, which was the carrying value of assets which the Group contributed under the settlement.